TriplePoint Success Fee - Summary of Key Assumptions in Valuation of Derivative (Details) - TriplePoint Capital LLC $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Key Assumptions In Valuation Of Derivative [Line Items]
Equity value of the Company	$ 465,307
Volatility	50.00%
Minimum
Disclosure Of Detailed Information About Key Assumptions In Valuation Of Derivative [Line Items]
Expected time of the sale or IPO	25.00%
Expected time of sale or IPO Period	9 months
Maximum
Disclosure Of Detailed Information About Key Assumptions In Valuation Of Derivative [Line Items]
Expected time of the sale or IPO	75.00%
Expected time of sale or IPO Period	3 years